MFS® HIGH INCOME FUND	MFS® HIGH YIELD POOLED PORTFOLIO
MFS® HIGH YIELD OPPORTUNITIES FUND	MFS® MUNICIPAL HIGH INCOME FUND

Effective March 31, 2014, all references to MFS High Yield Opportunities Fund are hereby replaced with MFS Global High Yield Fund.

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